Convertible Notes - Capped Calls (Details) - Capped Call Transactions [Member]	12 Months Ended
Dec. 31, 2024 $ / shares
2024 Convertible Notes [Member]
Capped Call Transactions [Abstract]
Capped calls initial strike price (in dollars per share)	$ 50.13
Capped calls initial cap price (in dollars per share)	70.36
2025 Convertible Notes [Member]
Capped Call Transactions [Abstract]
Capped calls initial strike price (in dollars per share)	90.46
Capped calls initial cap price (in dollars per share)	$ 136.54